SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS (Tables)	9 Months Ended
Sep. 30, 2019
Accounting Policies [Abstract]
Disaggregation of revenue

The table also includes a reconciliation of the disaggregated revenue with the reportable and operating segments. Also see Note 3.

	Reportable and operating segments
	September 30, 2018
	Prepaid Cards	Mobility Solution	Total
Major products/services lines
Gross prepaid card revenue (note 2)	98,502	—	98,502
Commissions and agent fees (note 2)	(26,511)	—	(26,511)
Mobility products revenue (note 2)	—	325,058	325,058
Fees and other revenue (note 2)	—	—	—
Mobility product commissions (note 2)	—	40,486	40,486
	71,991	365,544	437,535

Timing of revenue recognition
Products transferred at a point in time (note 2)	71,991	365,544	437,535
	71,991	365,544	437,535